FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2019
FINANCIAL INCOME (EXPENSES), NET
FINANCIAL INCOME (EXPENSES), NET

NOTE 15:-   FINANCIAL INCOME (EXPENSES), NET

	Year Ended December 31,
	2019	2018	2017

Financial expenses:
Interest	$(198)	$(266)	$(294)
Amortization of marketable securities premiums and accretion of discounts, net	(80)	(353)	(570)
Exchange rate differences	(2,171)	(318)	(73)
Other	(322)	(265)	(282)

	(2,771)	(1,202)	(1,219)
Financial income:
Gain related to non-hedging derivative instruments	—	305	—
Interest and other	1,010	1,125	1,209

	1,010	1,430	1,209

	$(1,761)	$228	$(10)